Leases - Maturity of Lease Payments Receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 478	£ 735
Unearned finance income	0	9
Net investment in finance lease receivable	478	744
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	427	563
1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	51	172
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	0	0
3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	0	0
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	0	0
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 0	£ 0